Debt (Schedule of Long term debt and Capital lease obligation) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Current maturities of long-term debt:
Capital lease obligation	$ 1.4	$ 1.4
Total current debt	21.2	1.5
Long-term debt:
Variable rate receivable securitization	150.0	0
Capital lease obligation	0.4	1.8
Long-term debt	3,951.5	918.3
Total debt	3,972.7	919.8
Secured Debt | 2.85% Term Loan
Current maturities of long-term debt:
Long-term debt, current maturities	0.4	0
Long-term debt:
Long term debt, excluding current maturities	2.7	0
Secured Debt | Term Loan and New Term Loan
Current maturities of long-term debt:
Long-term debt, current maturities	18.2	0
Long-term debt:
Long term debt, excluding current maturities	1,972.1	0
Secured Debt | 4.00% Term Loan
Current maturities of long-term debt:
Long-term debt, current maturities	1.2	0
Long-term debt:
Long term debt, excluding current maturities	9.6	0
Senior Notes | 3.50% Notes
Long-term debt:
Long term debt, excluding current maturities	300.0	299.9
Senior Notes | 5.75% Notes
Long-term debt:
Long term debt, excluding current maturities	900.0	0
Senior Notes | 4.75% Notes
Long-term debt:
Long term debt, excluding current maturities	598.3	598.2
Debentures | 9.50% Debentures
Long-term debt:
Long term debt, excluding current maturities	10.4	10.4
Debentures | 8.00% Debentures
Long-term debt:
Long term debt, excluding current maturities	8.0	8.0
Loan Payable
Current maturities of long-term debt:
Loan payable	$ 0	$ 0.1